Financial Liabilities - Summary of Short-term Borowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 969,595	₩ 1,875,635
Working capital and others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 969,595	₩ 1,875,635
Working capital and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	3.50
Working capital and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	6.41